EMPLOYEE BENEFIT PLANS (Pension and Other Retiree Benefit Related Balance Sheet Amounts) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension Plan, Defined Benefit [Member]
Pension And Other Employee Benefit Plans [Line Items]
Regulatory Pension Asset Included in Other Regulatory Assets	$ 117	$ 71
Accrued Benefit Liability Included in Accrued Employee Expenses	(1)	(1)
Accrued Benefit Liability Included in Pension and Other Retiree Benefits	(71)	(23)
Accumulated Other Comprehensive Loss (related to SERP)	5	2
Net Total Amount On Balance Sheet	50	49
Other Retiree Benefits [Member]
Pension And Other Employee Benefit Plans [Line Items]
Regulatory Pension Asset Included in Other Regulatory Assets	9	4
Accrued Benefit Liability Included in Accrued Employee Expenses	(2)	(2)
Accrued Benefit Liability Included in Pension and Other Retiree Benefits	(67)	(62)
Accumulated Other Comprehensive Loss (related to SERP)	0	0
Net Total Amount On Balance Sheet	$ (60)	$ (60)